LEHMAN & EILEN LLP

20283 STATE ROAD 7, SUITE 300

BOCA RATON, FL 33498

Tel.  (561) 237-0804

December 21, 2007

VIA EDGAR

United States Securities

   and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, D.C.  20549

Re:

Broadcaster, Inc.

Dear Sir or Madam:

On behalf of Broadcaster, Inc., enclosed for filing is a Preliminary Information Statement on Schedule 14C.  Please feel free to contact me with any questions or comments you may have.

Thank you.

Sincerely,

Hank Gracin

HG:ckg

Enclosures